Income Taxes - provision (benefit) for income taxes, net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
U.S. Federal:
Current		$ (251,837)	$ 1,098,349	$ (305,933)
Deferred		3,219,201	(3,219,201)	(366,667)
Total		2,967,364	(2,120,852)	(672,600)
U.S. State:
Current		(213,880)	204,535	(24,306)
Deferred		781,118	(781,118)	(68,279)
Total		567,238	(576,583)	(92,585)
Income tax provision	$ (4,403,068)	$ 3,534,602	$ (2,697,435)	$ (765,185)